Summary of significant accounting policies (Details Narrative)	1 Months Ended			6 Months Ended
	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Contract liabilities, current				$ 48,299	$ 400,000
Cash maintained with People's Republic of China				$ 1,100,000	$ 69,249	$ 12,800,000
Exchange rates (per RMB1)				7.2203		7.2960
Average exchange rates				7.2064	6.9718
Depreciation expense				$ 100,000	$ 100,000.0
Impairment for long-term investments				100,000		$ 100,000.0
Minimum
Applicable VAT rate percentage	9.00%	12.00%	13.00%
Maximum
Applicable VAT rate percentage	13.00%	16.00%	17.00%
Shipping and handling
Shipping and handling expenses				$ 40,101	$ 37,053